Leases - Lease Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Lease [Abstract]
Beginning balance	$ 11,520	$ 18,516
Changes in Lease Liability [Abstract]
Additions	965	557
Additions from business acquisition (note 4)	140	0
Lease payments	(4,431)	(5,617)
Lease interest	466	664
Remeasurement	150	(2,593)
Exchange rate effect	185	(7)
Ending balance	8,995	11,520
Current portion	3,546	4,136
Non-current portion	$ 5,449	$ 7,384